Supplemental Information - Supplemental Information of Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues
Net sales	$ 8,564	$ 8,529	$ 15,775	$ 15,783
Finance and interest income	347	300	676	597
Total revenues	8,911	8,829	16,451	16,380
Costs and Expenses
Cost of goods sold	6,922	6,851	12,799	12,765
Selling, general & administrative expenses	752	765	1,504	1,490
Research and development expenses	298	297	555	561
Restructuring expenses	30	20	42	29
Interest expense	338	301	649	573
Other, net	86	67	198	170
Total Costs and Expenses	8,426	8,301	15,747	15,588
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	485	528	704	792
Income taxes	158	221	301	359
Equity income of unconsolidated subsidiaries and affiliates	31	41	56	66
Net Income	354	283	454	394
Industrial Activities [Member]
Revenues
Net sales	8,564	8,536	15,777	15,793
Finance and interest income	66	65	126	133
Total revenues	8,630	8,601	15,903	15,926
Costs and Expenses
Cost of goods sold	6,922	6,858	12,801	12,775
Selling, general & administrative expenses	666	695	1,331	1,350
Research and development expenses	298	297	555	561
Restructuring expenses	30	20	42	29
Interest expense	224	199	419	379
Interest compensation to Financial Services	94	86	180	165
Other, net	58	63	147	116
Total Costs and Expenses	8,292	8,218	15,475	15,375
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	338	383	428	551
Income taxes	111	168	206	268
Equity income of unconsolidated subsidiaries and affiliates	27	37	48	59
Results from intersegment investments	104	96	189	157
Net Income	358	348	459	499
Financial services [Member]
Revenues
Finance and interest income	468	414	908	831
Total revenues	468	414	908	831
Costs and Expenses
Selling, general & administrative expenses	86	70	173	140
Interest expense	178	161	350	327
Other, net	57	38	109	123
Total Costs and Expenses	321	269	632	590
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	147	145	276	241
Income taxes	47	53	95	91
Equity income of unconsolidated subsidiaries and affiliates	4	4	8	7
Results from intersegment investments	1		2	(2)
Net Income	$ 105	$ 96	$ 191	$ 155